Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
18.	LEASES

Operating leases

The Group's leases consist of operating leases for administrative office spaces and enrollment centers in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2021, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2021, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2021 was immaterial.

For the years ended December 31, 2020 and 2021, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717	72,698	74,038
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	126,099	(24,720)	4,339
Weighted average remaining lease term
Operating leases	12.2 years	12.0 years	12.3 years
Weighted average discount rate
Operating leases	6.7%	7.4%	7.6%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2021:

RMB
2022	34,266
2023	48,943
2024	49,242
2025	51,461
2026	52,857
2027 and thereafter	409,773
Total future lease payments	646,542
Less: Imputed interest	228,099
Total lease liability balance	418,443

Operating leases - continued

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2019, 2020 and 2021, the total rental expenses for all operating leases amounted to RMB96,165, RMB91,814 and RMB68,292, respectively, recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.